Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2024	$ 35,678	$ 119,773	$ 12,388	$ 2,077	$ (98,560)
Beginning balance, shares at Apr. 30, 2024		26,944,500
Shares issued pursuant to conversion of convertible debentures	4,370	$ 4,370
Shares issued pursuant to conversion of convertible debentures, shares		5,893,768
Shares issued pursuant to ATM	12,228	$ 12,228
Shares issued pursuant to ATM, shares		13,315,850
Share-based expense	445		445
Comprehensive loss for the year	(29,095)			1,139	(30,234)
Ending balance at Apr. 30, 2025	23,626	$ 136,371	12,833	3,216	(128,794)
Ending balance, shares at Apr. 30, 2025		46,154,118
Shares issued pursuant to ATM	896	$ 896
Shares issued pursuant to ATM, shares		533,969
Shares issued for vesting on restricted share units		23,779
Reclassification to profit or loss on disposal of subsidiary	(139)	$ (4)		(135)
Share-based expense	1,275		1,275
Comprehensive loss for the year	(13,909)			40	(13,949)
Ending balance at Apr. 30, 2026	$ 11,749	$ 137,263	$ 14,108	$ 3,121	$ (142,743)
Ending balance, shares at Apr. 30, 2026		46,711,866